Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [Abstract]
Trade and other receivales
11	Trade and other receivables

	31/12/2017	31/12/2018
	US$’000	US$’000
Trade and other receivables
Trade receivables	3,600	3,890
Other receivables	1,014	780
Related party	11	—
	4,625	4,670

Trade receivables are non-interest bearing and generally have credit terms of 5 to 30 days.

Other receivables are non-interest bearing with no fixed terms of repayment.

Movements in the allowance for impairment

The movement in the allowance for impairment in respect of trade and other receivables during the year was as follows. Comparative amounts for 2017 represent the allowance account for impairment losses under IAS 39.

US$’000
Balance at 1 January 2016 under IAS 39	25
Charged during the year	5
Written off	(1)
Exchange differences	1
Balance at 31 December 2016 under IAS 39	30

Balance at 1 January 2017 under IAS 39	30
Exchange differences	(1)
Balance at 31 December 2017 under IAS 39	29

Balance at 1 January 2018 under IAS 39	29
Adjusted on initial application of IFRS 9	—
Charged during the year	60
Written off	(5)
Exchange differences	1
Balance at 31 December 2018 under IFRS 9	85

Comparative information under IAS 39

An analysis of the credit quality of trade and other receivables that were neither past due nor impaired and the ageing of trade receivables that were past due but not impaired as at 31 December 2017 is as follows:

	Gross carrying amount	Impairment loss allowance	Net carrying amount
	US$’000	US$’000	US$’000
Neither past due nor impaired	1,996	—	1,996
Past due but not impaired
– Less than 30 days	1,837	—	1,837
– 30 — 60 days	630	—	630
– 61– 90 days	—	—	—
– More than 90 days	192	(30)	162
	4,655	(30)	4,625

Expected credit loss assessment

The Group uses an allowance matrix to measure the ECLs of trade and other receivables from certain customers where there is no credit ratings (or equivalent) available and Group believes the credit ratings may not be reflective of the expected risk of default for these customers.

The Group uses an allowance matrix to measure the ECLs of trade and other receivables from certain customers as there is no applicable credit ratings (or equivalent).

The following table provides information about the exposure to credit risk and ECLs for trade and other receivables as at 31 December 2018.

	Weighted average loss rate	Gross carrying amount	Not credit impaired allowance	Credit impaired allowance	Net carrying amount
		US$’000	US$’000	US$’000	US$’000
Neither past due nor impaired	—	1,977	—	—	1,977
Past due but not impaired
– Less than 30 days	0.1%	1,529	—	(2)	1,527
– 30 — 60 days	2.4%	573	—	(14)	559
– 61– 90 days	18.9%	37	—	(7)	30
– More than 90 days	9.7%	639	—	(62)	577
		4,755	—	(85)	4,670

See Note 37 which explains how the Group manages its credit quality of trade receivables that are neither past due nor impaired.